Pension And OPEB Plans (Schedule Of Estimated Future Benefit Payments) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2018	$ 186
2019	187
2020	192
2021	197
2022	200
2023-27	1,050
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2018	56
2019	59
2020	62
2021	65
2022	68
2023-27	$ 351